SCHEDULE OF PRO FORMA FINANCIAL INFORMATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Net revenue	$ 6,209,000	$ 9,530,000
Operating loss from continuing operations	(9,350,000)	(6,142,000)
Net loss	$ (9,690,000)	$ (7,085,000)